Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Taxes [Abstract]
Schedule Of Taxes Payable [Table Text Block]
Taxes payable as of December 31, 2017 and 2016 consist of the following:

	December 31, 2017	December 31, 2016

Corporation income tax payable	$551,610	$441,084
Other tax payable	244,572	279,408

Total	$796,182	$720,492

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following table reconciles PRC statutory rates to the Company’s effective tax rates for the years ended December 31, 2017 and 2016:

	Years ended December 31,
	2017	2016	2015
Statutory PRC income tax rate	25%	25%	25%
Favorable tax rate impact (a)	(10)%	(10)%	(12)%
Permanent difference	2%	1%	5%
Changes of deferred tax assets valuation allowances	17%	-%	5%
Total	34%	16%	23%

(a) Two of the Company’s subsidiaries, Tantech Bamboo and Tantech Energy are subject to tax rate of 15%.

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision for income tax consisted of the following:
	Years ended December 31,
	2017	2016	2015
Current	$1,334,254	$1,465,744	$2,115,915
Deferred	193,749	(98,474)	-
Total	$1,528,003	$1,367,270	$2,115,915

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of deferred tax assets and liabilities are as follows:

	December 31, 2017	December 31, 2016
Deferred tax assets:
Allowance for doubtful accounts and other reserves	$1,682,706	$564,556
Valuation allowance	(1,682,706)	(470,403)
Total	$-	$94,153

Deferred tax liability:
Increase in fair value of intangible assets acquired through acquisition	$2,086,086	$-
Total	$2,086,086	$-